Share-based Payments - Summary of RSUs related to Total Shareholder's Return ('TSR') (Detail) - RSUs related total shareholders return [member]	12 Months Ended
	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	533,253	353,375
Granted	314,771	179,878
Exercised	(19,039)
Forfeited	(2,775)
Ending balance	826,210	533,253	353,375
Weighted average fair value, Beginning balance	$ 51.07	$ 44.94
RSUs exercisable | shares	190,456
Weighted average fair value, Granted	$ 35.22	63.10
Weighted average fair value, Exercised	36.52
Weighted average fair value, Forfeited	34.53
Weighted average fair value, Ending balance	45.45	51.07	$ 44.94
Weighted average fair value, exercisable	36.52
Aggregate intrinsic value	59,851,000	$ 22,919,000	$ 18,824,000
Aggregate intrinsic value, exercisable	$ 13,797,000